FINANCIAL INSTRUMENTS - Disclosure of detailed information about foreign currency risk (Details) € in Thousands, ¥ in Thousands, £ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Rates	Dec. 31, 2018 USD ($) Rates	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2017 USD ($)
Financial assets
Cash and cash equivalents	$ 69,965	$ 69,131									$ 63,514
Cash held in trust and restricted cash	2,534	500
Funds receivable from payment processors	14,302	13,512
Accounts receivable	21,864	9,318
Financial liabilities
Accounts payable and accrued liabilities	13,766	9,489
Payable to loyalty program partners	78,270	69,749
Financial liabilities	$ 94,363	$ 80,233
CAD [Member]
Disclosure of detailed information about financial instruments [line items]
FX Rates used to translate to USD | Rates	0.76750	0.73361
Financial assets
Cash and cash equivalents			$ 3,814				$ 3,667
Cash held in trust and restricted cash			3,302
Funds receivable from payment processors			422				221
Accounts receivable			1,653				691
Financial assets			9,191				4,579
Financial liabilities
Accounts payable and accrued liabilities			5,239				1,370
Payable to loyalty program partners			4,456				1,380
Financial liabilities			$ 9,695				$ 2,750
GBP [Member]
Disclosure of detailed information about financial instruments [line items]
FX Rates used to translate to USD | Rates	1.31710	1.27356
Financial assets
Cash and cash equivalents | £				£ 4,256				£ 8,430
Cash held in trust and restricted cash | £				0
Funds receivable from payment processors | £				862				740
Accounts receivable | £				3,129				2,597
Financial assets | £				8,247				11,767
Financial liabilities
Accounts payable and accrued liabilities | £				3,221				2,547
Payable to loyalty program partners | £				6,111				8,237
Financial liabilities | £				£ 9,332				£ 10,784
EUR [Member]
Disclosure of detailed information about financial instruments [line items]
FX Rates used to translate to USD | Rates	1.12170	1.14449
Financial assets
Cash and cash equivalents | €					€ 2,826				€ 5,660
Cash held in trust and restricted cash | €					0
Funds receivable from payment processors | €					867				1,556
Accounts receivable | €					859				774
Financial assets | €					4,552				7,990
Financial liabilities
Accounts payable and accrued liabilities | €					102				774
Payable to loyalty program partners | €					5,345				5,382
Financial liabilities | €					€ 5,447				€ 6,156
JPY [Member]
Disclosure of detailed information about financial instruments [line items]
FX Rates used to translate to USD | Rates	0.009213	0.00909
Financial assets
Cash and cash equivalents | ¥						¥ 183,018				¥ 97,455
Cash held in trust and restricted cash | ¥						0
Funds receivable from payment processors | ¥						26,241				30,043
Accounts receivable | ¥						62,993				68,795
Financial assets | ¥						272,252				196,293
Financial liabilities
Accounts payable and accrued liabilities | ¥						8,773				18,515
Payable to loyalty program partners | ¥						89,531				71,868
Financial liabilities | ¥						¥ 98,304				¥ 90,383